Business Combination - Number of common stock shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Less: redemption of DCRC Class A common stock	(210,171)
Shares of Common Stock issued in PIPE Financing	19,500,000
Total shares of Common Stock outstanding immediately after Business Combination	167,557,988	69,885,084
Legacy Solid Power
Business Acquisition [Line Items]
Number of common stock shares issued	104,518,159
Class A Common Stock
Business Acquisition [Line Items]
DCRC common stock outstanding prior to Business Combination	43,710,000
Class B Common Stock
Business Acquisition [Line Items]
DCRC common stock outstanding prior to Business Combination	40,000